Cash, Cash Equivalents and Restricted Cash (Details) - Schedule of Revision Adjustments to the Specific Line Items Presented in the Consolidated Financial Statements - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 1,645	$ 274
Restricted cash		9,781
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents		4,834
Restricted cash		5,221
Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents		(4,560)
Restricted cash		$ 4,560